Subsequent Event	6 Months Ended
Jul. 31, 2025
Subsequent Event
Subsequent Event

Note 23 – Subsequent Event

On August 1, 2025, Descartes acquired all of the shares of Finale Inventory (“Finale”), a US-based provider of cloud-based inventory management solutions designed to support ecommerce businesses across their growth lifecycle. The purchase price for the acquisition was approximately $40.0 million, net of cash acquired, which was funded from cash on hand, plus potential performance-based contingent consideration of up to $15.0 million based on Finale achieving revenue-based targets over the first two years post-acquisition. The major classes of assets acquired include: current assets, intangible technology assets, intangible customer assets, as well as certain liabilities assumed. Due to the limited time since the acquisition date and the size of the transaction, the accounting for the business combination is not yet complete and the fair value of the acquired assets and liabilities has not yet been determined.